Reconciliation of profit before interest and taxation to headline PBIT - Summary of Reconciliation of Profit Before Interest and Taxation to Headline PBIT (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of reconciliation of profit before interest and taxation to headline PBIT [abstract]
Profit before interest and taxation		£ 1,474.9	£ 2,021.7	[1]	£ 2,112.9	[1]
Amortisation and impairment of acquired intangible assets		280.0	195.1		168.4
Goodwill impairment		183.9	27.1		27.0
Gains on disposal of investments and subsidiaries		(235.5)	(129.0)		(44.3)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership		(2.0)	0.3		(232.4)
Investment write-downs		2.0	95.9		86.1
Restructuring and transformation costs		302.3	56.8		27.4
Share of exceptional losses/(gains) of associates		41.7	(0.8)		15.2
Headline PBIT	[2]	£ 2,047.3	£ 2,267.1		£ 2,160.3

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.
[2]	A reconciliation from profit before interest and taxation to headline PBIT is provided in note 29. PBIT is reconciled to reported profit before taxation in the consolidated income statement.